Quarterly Holdings Report
for
Fidelity® California Limited Term Tax-Free Bond Fund
May 31, 2024
CSI-NPRT1-0724
1.832123.118
Municipal Bonds - 98.6%
	Principal Amount (a)	Value ($)
California - 97.6%
ABC Unified School District Series 2001 C, 0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,285,000	1,233,101
Acton-Agua Dulce Unified Scd Series 2009, 0% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	1,795,000	1,321,815
Azusa Unified School District Series 2002, 0% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,125,000	1,034,073
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (b)	7,300,000	7,092,417
Series 2021 A, 2%, tender 4/1/28 (b)	11,900,000	10,933,630
Series A, 2.95%, tender 4/1/26 (b)	1,830,000	1,785,485
Series B, 2.85%, tender 4/1/25 (b)	6,890,000	6,812,280
Bay Area Wtr. Supply & Conservation Agcy. (Cap. Cost Recovery Prepayment Prog.) Series 2023 A:
5% 10/1/26	1,000,000	1,039,575
5% 10/1/27	1,000,000	1,058,086
5% 10/1/28	1,000,000	1,076,528
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Bonds:
Series 2023 F, 5.5%, tender 11/1/30 (b)	1,155,000	1,248,640
Series 2023 G1, 5.25%, tender 4/1/30 (b)	1,160,000	1,232,263
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
5% 6/1/24	350,000	350,006
5% 6/1/25	400,000	404,568
5% 6/1/26	500,000	513,011
California Edl. Facilities Auth. Rev. Series 2021 A:
5% 4/1/25	415,000	419,917
5% 4/1/26	475,000	488,176
5% 4/1/27	475,000	496,200
5% 4/1/28	375,000	397,332
California Gen. Oblig.:
Series 2016:
5% 8/1/27	2,000,000	2,061,664
5% 9/1/30	1,550,000	1,598,183
Series 2017 A, 5% 8/1/26	5,170,000	5,342,903
Series 2018:
3% 10/1/32	595,000	554,451
5% 8/1/25	250,000	254,513
Series 2019, 5% 10/1/28	1,845,000	1,974,888
Series 2020:
5% 11/1/26	2,000,000	2,075,389
5% 11/1/28	5,000,000	5,359,467
5% 11/1/30	1,060,000	1,171,792
5% 11/1/31	2,990,000	3,305,699
Series 2021, 5% 12/1/25	2,500,000	2,558,795
Series 2022, 4% 9/1/29	1,515,000	1,568,226
Series 2023:
5% 10/1/28	5,000,000	5,352,001
5% 9/1/30	5,000,000	5,514,234
California Health Facilities Fing. Auth. Rev.:
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	12,985,000	12,615,736
Series 2016 B2, 4%, tender 10/1/24 (b)	7,130,000	7,121,651
Series 2019 B, 5%, tender 10/1/27 (b)	5,625,000	5,777,385
Series 2019 C, 5%, tender 10/1/25 (b)	6,730,000	6,796,443
Series 2021 A, 3%, tender 8/15/25 (b)	9,000,000	8,905,397
Series 2024 B, 5%, tender 5/1/31 (b)	4,735,000	5,201,433
Series 2024 B2, 5%, tender 2/4/31 (b)	5,000,000	5,460,627
Series 2015, 5% 11/15/25	675,000	691,626
Series 2016 A, 4% 3/1/27	475,000	475,269
Series 2021 A:
4% 11/1/24	365,000	365,335
5% 11/1/25	500,000	510,924
5% 11/1/26	300,000	311,661
5% 11/1/27	200,000	211,286
Series 2021 B:
5% 11/1/26	250,000	259,718
5% 11/1/27	600,000	633,857
Series 2022 A:
5% 5/15/26	1,000,000	1,030,500
5% 5/15/27	275,000	287,556
Series 2022 C, 5% 7/1/32	1,335,000	1,441,177
California Hsg. Fin. Agcy. Afforda Bonds Series 2023 A2, 3.6%, tender 8/1/63 (b)	2,500,000	2,468,143
California Infrastructure & Econ. Dev. Series 2019, 5% 8/1/27	300,000	314,621
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	7,665,000	6,681,256
Series 2024 A, 3.25% 8/1/29	3,000,000	2,924,509
California Muni. Fin. Auth.:
(Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A, 5% 6/1/30	2,650,000	2,776,346
Bonds Series 2024 A, 3.2%, tender 8/1/27 (b)	1,355,000	1,319,305
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/24	370,000	370,218
5% 10/1/25	1,210,000	1,220,946
5% 10/1/26	355,000	361,962
(Channing House Proj.) Series 2017 A:
4% 5/15/28	2,000,000	2,022,942
5% 5/15/26	360,000	371,186
5% 5/15/27	350,000	367,187
(Institute On Aging Proj.) Series 2017:
5% 8/15/24	285,000	285,551
5% 8/15/25	995,000	1,010,647
5% 8/15/26	275,000	284,733
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/25	1,250,000	1,266,586
5% 6/1/28	390,000	405,128
Series 2016 A, 4% 11/1/26 (c)	500,000	493,757
Series 2017 A:
5% 7/1/24	1,400,000	1,400,158
5% 7/1/25	1,035,000	1,041,698
5% 11/1/25	745,000	746,563
5% 7/1/26	1,065,000	1,079,076
5% 7/1/27	1,235,000	1,261,709
5% 7/1/29	115,000	117,533
Series 2017 B:
5% 7/1/24	1,440,000	1,440,163
5% 1/1/25	1,230,000	1,233,209
5% 7/1/26	500,000	506,609
5% 7/1/27	640,000	653,841
Series 2018:
5% 10/1/24	275,000	275,251
5% 10/1/25	275,000	277,558
5% 10/1/26	300,000	306,352
Series 2019 A:
5% 4/1/26	650,000	666,288
5% 4/1/27	1,285,000	1,338,823
5% 4/1/28	2,000,000	2,111,734
5% 4/1/29	3,000,000	3,174,798
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 1.3%, tender 2/3/25 (b)(c)	1,500,000	1,457,765
California Muni. Fin. Auth. Sr Living Series 2019:
4% 11/15/25	630,000	622,488
4% 11/15/28	710,000	695,253
California Muni. Fin. Auth. Student Hsg.:
(CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021:
5% 5/15/25 (Build America Mutual Assurance Insured)	400,000	403,335
5% 5/15/26 (Build America Mutual Assurance Insured)	450,000	459,946
5% 5/15/27 (Build America Mutual Assurance Insured)	470,000	485,581
5% 5/15/28 (Build America Mutual Assurance Insured)	375,000	391,432
5% 5/15/29 (Build America Mutual Assurance Insured)	400,000	422,307
5% 5/15/30 (Build America Mutual Assurance Insured)	500,000	533,462
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/25	3,400,000	3,429,732
5% 5/15/26	3,000,000	3,053,541
5% 5/15/27	3,000,000	3,085,124
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018, 5% 5/15/27	750,000	771,281
California Pub. Fin. Auth. Rev.:
Series 2021 A:
4% 10/15/24	380,000	378,589
4% 10/15/25	390,000	386,193
Series 2024, 5% 8/1/30	5,500,000	6,113,818
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2016 D, 5% 4/1/28	4,635,000	4,784,336
Series 2021 D:
5% 11/1/27	3,555,000	3,746,195
5% 11/1/28	3,745,000	4,007,879
Series 2022 C:
5% 8/1/26	6,255,000	6,465,511
5% 8/1/27	5,165,000	5,421,617
5% 8/1/28	3,175,000	3,384,092
Series 2023 B, 5% 12/1/29	5,000,000	5,432,389
Series 2017:
5% 10/1/26	325,000	336,858
5% 10/1/26 (Escrowed to Maturity)	20,000	20,789
Series 2021 D, 4% 11/1/26	2,905,000	2,947,102
Series A, 5% 9/1/29	860,000	862,807
California State Univ. Rev.:
Bonds:
Series 2016 B1, 1.6%, tender 11/1/26 (b)	525,000	483,758
Series 2016 B3, 3.125%, tender 11/1/26 (b)	6,000,000	5,918,320
Series 2020 A, 5% 11/1/25	1,000,000	1,021,986
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/25	2,100,000	2,117,459
5% 1/1/26	1,090,000	1,117,609
5% 1/1/27	1,900,000	1,977,546
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/24	1,020,000	1,020,626
5% 7/1/25	625,000	633,006
Series 2015:
4% 2/1/25 (d)(e)	857,313	377,218
5% 2/1/30 (d)(e)	182,407	80,259
Series 2016:
5% 10/1/24	2,030,000	2,033,724
5% 10/1/25	1,010,000	1,018,126
Series 2018 A, 5% 3/1/27	555,000	567,679
Series 2021 A:
5% 4/1/25	575,000	578,638
5% 4/1/26	380,000	385,696
5% 4/1/27	600,000	615,028
5% 4/1/28	425,000	439,924
5% 4/1/29	625,000	653,781
5% 4/1/30	440,000	464,796
5% 4/1/31	450,000	479,565
Cerritos Cmnty. College District Series 2012 D, 0% 8/1/28	740,000	639,696
Coast Cmnty. College District Series 2015:
0% 8/1/33 (Pre-Refunded to 8/15/25 @ 71.269)	950,000	647,500
0% 8/1/35 (Pre-Refunded to 8/15/25 @ 64.821)	300,000	185,973
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/26	250,000	259,268
5% 7/1/27	255,000	269,054
El Camino Hosp. District Series 2006, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,132,056
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/24	1,000,000	1,001,799
5% 9/1/27	150,000	152,409
Series 2016, 4% 9/1/25	1,915,000	1,900,367
Evergreen Elementary School District Series 2006 B, 0% 8/1/27	1,240,000	1,104,747
Fairfield Ctfs. Prtn. Series 2007, 0% 4/1/27	1,850,000	1,661,213
Fort Bragg Calif Unified School District Series 2007, 0% 8/1/30 (AMBAC Insured)	1,000,000	799,072
Fullerton Pub. Fing. Auth. Series 2021 A:
4% 2/1/25	235,000	235,475
4% 2/1/26	210,000	211,440
4% 2/1/27	230,000	232,621
4% 2/1/28	230,000	233,624
4% 2/1/30	385,000	393,961
Garvey School District Series 2000 B, 0% 8/1/30	1,625,000	1,275,155
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
0% 6/1/26 (Escrowed to Maturity)	500,000	464,975
0% 6/1/27 (Escrowed to Maturity)	5,000,000	4,489,777
Series 2017 A1:
5% 6/1/25 (Escrowed to Maturity)	285,000	289,903
5% 6/1/26 (Escrowed to Maturity)	1,000,000	1,033,422
5% 6/1/28 (Pre-Refunded to 6/1/27 @ 100)	1,805,000	1,898,764
Kingsburg Calif Jt Union High School Series 2008, 0% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	1,170,000	867,808
Long Beach Unified School District:
Series 1999 G, 0% 8/1/29 (Assured Guaranty Corp. Insured)	3,995,000	3,314,924
Series D1, 0% 8/1/29	1,915,000	1,541,478
Los Angeles County Dev. Authorities Bonds Series 2023 C, 3.75%, tender 12/1/26 (b)	3,000,000	2,962,754
Los Angeles County Pub. Works Fing. Auth. Lease Rev.:
(LACMA Bldg. for the Permanent Collection Proj.) Series 2020 A, 5% 12/1/27	3,375,000	3,587,082
Series 2022 G:
5% 12/1/25	1,500,000	1,539,072
5% 12/1/26	1,750,000	1,826,864
5% 12/1/27	1,875,000	1,992,824
5% 12/1/28	1,625,000	1,756,736
Los Angeles Dept. Arpt. Rev.:
Series 2019 C:
5% 5/15/25	190,000	193,008
5% 5/15/25 (Escrowed to Maturity)	75,000	76,074
Series 2020 B, 5% 5/15/26	7,000,000	7,234,924
Los Angeles Unified School District:
Series 2016 B, 2% 7/1/29	465,000	414,143
Series 2024 A, 5% 7/1/28	2,000,000	2,137,260
Series A, 5% 7/1/24	435,000	435,357
Series M1, 5% 7/1/25	300,000	305,090
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A:
5% 10/1/29	4,750,000	5,152,854
5% 10/1/30	5,000,000	5,493,695
Mendocino-Lake Cmnty. Clge District Series 2015 B, 0% 8/1/38 (Pre-Refunded to 8/1/25 @ 52.824)	3,240,000	1,639,145
Middle Fork Proj. Fin. Auth. Series 2020, 5% 4/1/30	1,200,000	1,249,209
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/27	1,415,000	1,452,319
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A, 5% 6/1/28	1,490,000	1,529,616
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/29	1,560,000	1,603,118
Monterey Peninsula Cmnty. College District Series 2016, 0% 8/1/24	2,850,000	2,833,131
Mount Diablo Unified School District Series 2022 B, 4% 8/1/27	3,000,000	3,073,883
Napa Valley Cmnty. Cllge District Series 2002 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,025,000	916,607
Napa Valley Unified School District Series 2010 A, 0% 8/1/27	2,065,000	1,841,474
Newport Mesa Unified School District Series 2007, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,915,000	3,270,026
Oakland Unified School District Alameda County Series 2016:
5% 8/1/26	1,725,000	1,780,717
5% 8/1/29	940,000	972,132
Palm Springs Unified School District Series 2016 A, 1.25% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	1,895,000	1,537,992
Palmdale School District Series 2002, 0% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,272,207
Palo Alto Unified School District Gen. Oblig. Series 2008, 0% 8/1/31	965,000	756,041
Palomar Cmnty. College District Series 2010 B, 0% 8/1/29	1,015,000	841,788
Palomar Pomerado Health Series 2009 A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	800,000	591,680
Pasadena Unified School District Gen. Oblig. Series 2020 C, 5% 8/1/29	1,300,000	1,420,104
Placentia-Yorba Linda Unified School District Series 2004 B, 0% 8/1/27	1,905,000	1,695,632
Poway Unified School District Series 2009, 0% 8/1/26	2,145,000	1,987,083
Rio Hondo Cmnty. College District Series 2010 C, 0% 8/1/29	1,800,000	1,493,583
Robla School District Series 2007, 0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,235,000	1,706,055
Sacramento City Unified School District:
Series 2007:
0% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	1,455,000	1,308,549
0% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	500,000	434,354
Series 2014, 5% 7/1/25	50,000	50,039
Series 2021:
4% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,000,035
4% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,100,000	1,111,532
4% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	350,000	355,287
4% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	625,000	636,040
4% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	250,000	254,916
Series 2022:
5% 7/1/26 (Build America Mutual Assurance Insured)	1,415,000	1,458,530
5% 7/1/27 (Build America Mutual Assurance Insured)	1,825,000	1,911,368
5% 7/1/28 (Build America Mutual Assurance Insured)	2,250,000	2,392,951
5% 7/1/29 (Build America Mutual Assurance Insured)	2,750,000	2,970,501
5% 7/1/30 (Build America Mutual Assurance Insured)	1,575,000	1,722,616
Sacramento County Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/25	605,000	615,123
Series 2018 D, 5% 7/1/24	400,000	400,353
Series 2018 E, 5% 7/1/28	745,000	799,871
Series 2020:
5% 7/1/24 (Escrowed to Maturity)	730,000	730,477
5% 7/1/26	370,000	383,692
5% 7/1/27	830,000	876,912
5% 7/1/28	700,000	751,556
Sacramento Muni. Util. District Elec. Rev. Bonds:
Series 2019 B, 5%, tender 10/15/25 (b)	1,920,000	1,941,093
Series 2023 D, 5%, tender 10/15/30 (b)	6,000,000	6,526,688
Sacramento TOT Rev.:
Series 2018 A, 5% 6/1/31	500,000	527,903
Series A, 5% 6/1/26	900,000	922,527
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/24	1,415,000	1,416,205
5% 7/1/26	1,450,000	1,490,333
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2019 A, 5% 7/1/24	45,000	45,043
Series 2020 B, 5% 7/1/29	1,025,000	1,118,021
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B, 5% 10/15/25	1,605,000	1,643,053
San Diego Unified School District Series 2009, 0% 7/1/30 (Escrowed to Maturity)	1,050,000	849,721
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/26 (Escrowed to Maturity)	7,300,000	6,915,944
San Lorenzo Valley Unified Series 2004:
0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485,000	1,276,390
0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	2,896,839
San Mateo County Cmnty. College District Series 2006 B:
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,505,000	3,236,618
0% 9/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,945,000	6,828,217
San Mateo Unified School District Series 2004, 0% 9/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,750,000	5,862,013
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (Assured Guaranty Muni. Corp. Insured)	100,000	100,028
Santa Monica Cmnty. College District Gen. Oblig. Series 2004 B, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	260,511
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/26 (AMBAC Insured)	11,165,000	10,289,647
Southern California Pub. Pwr. Auth. Bonds Series 2024 A, 5%, tender 9/1/30 (b)	1,000,000	1,052,182
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	7,325,000	7,074,503
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
5% 10/1/24	700,000	702,502
5% 10/1/25	750,000	763,526
5% 10/1/26	1,000,000	1,033,968
5% 10/1/27	1,000,000	1,050,119
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	125,000	125,255
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	3,610,000	3,704,300
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1, 5% 6/1/27	500,000	519,264
Turlock Irrigation District Rev. Series 2020, 5% 1/1/26	4,995,000	5,130,205
Univ. of California Revs.:
Series 2023 BM:
5% 5/15/28	3,000,000	3,208,252
5% 5/15/29	2,350,000	2,555,860
Series 2023 BN, 5% 5/15/29	5,000,000	5,438,000
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
5% 1/1/26	500,000	505,046
5% 1/1/28	1,000,000	1,028,318
Vernon Elec. Sys. Rev.:
Series 2021 A:
5% 4/1/26	1,000,000	1,016,223
5% 4/1/28	1,500,000	1,551,057
Series 2022 A:
5% 8/1/24	700,000	700,629
5% 8/1/25	500,000	504,883
5% 8/1/26	600,000	611,773
5% 8/1/29	1,055,000	1,103,342
Washington Township Health Care District Rev.:
Series 2019 A:
5% 7/1/24	500,000	500,037
5% 7/1/25	500,000	502,190
5% 7/1/26	935,000	943,657
5% 7/1/27	1,090,000	1,104,780
Series A:
5% 7/1/24	200,000	200,015
5% 7/1/25	200,000	201,190
5% 7/1/26	250,000	253,702
5% 7/1/27	375,000	382,459
5% 7/1/28	400,000	410,272
5% 7/1/29	350,000	361,098
West Contra Costa Unified School District:
Series 2004 C, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	530,000	470,727
Series E:
4% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	500,000	502,773
4% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	650,000	664,435
4% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	600,000	613,324
Series F, 4% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	400,000	402,218
Westminster School District Series 2009 A1, 0% 8/1/25 (Assured Guaranty Corp. Insured)	925,000	886,124
TOTAL CALIFORNIA		482,284,905
Puerto Rico - 1.0%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2022 A, 5% 7/1/28 (c)	1,500,000	1,554,163
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/24	975,589	972,129
5.625% 7/1/27	200,000	208,963
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth.:
(Hosp. Auxilio Mutuo Obligated Group Proj.) Series 2021, 5% 7/1/28	1,035,000	1,058,859
Series 2021:
5% 7/1/24	70,000	70,018
5% 7/1/25	95,000	95,714
5% 7/1/26	100,000	101,064
5% 7/1/27	1,050,000	1,067,253
TOTAL PUERTO RICO		5,128,163
TOTAL MUNICIPAL BONDS (Cost $505,564,148)		487,413,068

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund 3.53% (f)(g) (Cost $3,036,244)	3,035,030	3,036,244

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $508,600,392)	490,449,312
NET OTHER ASSETS (LIABILITIES) - 0.8%	3,960,613
NET ASSETS - 100.0%	494,409,925

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,505,685 or 0.7% of net assets.

(d)	Non-income producing - Security is in default.
(e)	Level 3 security
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 3.53%	5,689,700	31,110,008	33,763,464	58,848	-	-	3,036,244	0.2%
Total	5,689,700	31,110,008	33,763,464	58,848	-	-	3,036,244

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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